Financial risk management and financial instruments - Sensitivity (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) R / $ R / shares $ / shares	Jun. 30, 2024 ZAR (R) R / $ R / shares $ / shares	Jun. 30, 2023 ZAR (R)	Nov. 08, 2022 USD ($)
Disclosure of financial instruments
Unrealised fair value gain recognised in other expenses and income in operating profit	R (2,003)	R (2,364)	R (3,287)
US Dollar Convertible Bond, November 2027
Disclosure of financial instruments
Contract amount | $				$ 750
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC
Disclosure of financial instruments
Amounts recognised in remeasurement items affecting operating income	1,436
Balance at the end of the year	R 1,436
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC | Non-performance and country risk
Disclosure of financial instruments
Increase in significant input variable (as a percent)	1.00%
Decrease in significant input variable (as a percent)	(1.00%)
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC | Non-performance and country risk | Minimum
Disclosure of financial instruments
Fair value resulting from change in inputs	R 1,412
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC | Non-performance and country risk | Maximum
Disclosure of financial instruments
Fair value resulting from change in inputs	R 1,444
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC | Non-performance risk
Disclosure of financial instruments
Significant inputs	0.0587
Other receivable - Contingent consideration from disposal of Uzbekistan GTL LLC | Country risk
Disclosure of financial instruments
Significant inputs	0.0423
Oxygen supply contract embedded derivative assets and liabilities
Disclosure of financial instruments
Balance at the beginning of the year	R 34	477
Amounts settled during the year	41	(1)
Unrealised fair value gain recognised in other expenses and income in operating profit	(924)	(442)	794
Balance at the end of the year	R (849)	R 34	477
Oxygen supply contract embedded derivative assets and liabilities | Rand/USD spot price
Disclosure of financial instruments
Significant inputs | R / $	17.75	18.19
Increase in price or rate assumption | R / $	1	1
Decrease in price or rate assumption | R / $	(1)	(1)
Increase/(decrease) in profit or loss from increase in significant input variable	R (469)	R (478)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 469	R 478
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve
Disclosure of financial instruments
Increase in significant input variable (as a percent)	0.10%	0.10%
Decrease in significant input variable (as a percent)	(0.10%)	(0.10%)
Increase/(decrease) in profit or loss from increase in significant input variable	R 73	R 81
Increase/(decrease) in profit or loss from decrease in significant input variable	R (74)	R (82)
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve | Minimum
Disclosure of financial instruments
Significant inputs	0.0342	0.0363
Oxygen supply contract embedded derivative assets and liabilities | US$ Swap curve | Maximum
Disclosure of financial instruments
Significant inputs	0.0407	0.0506
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve
Disclosure of financial instruments
Increase in significant input variable (as a percent)	1.00%	1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (699)	R (688)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 791	R 784
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve | Minimum
Disclosure of financial instruments
Significant inputs	0.0694	0.0776
Oxygen supply contract embedded derivative assets and liabilities | Rand Swap curve | Maximum
Disclosure of financial instruments
Significant inputs	0.1007	0.1035
Convertible bond embedded derivative liability
Disclosure of financial instruments
Balance at the beginning of the year	R 59	R 1,302
Unrealised fair value gain recognised in other expenses and income in operating profit	(52)	(1,233)	(867)
Translation of foreign operations		(10)
Balance at the end of the year	R 7	R 59	R 1,302
Convertible bond embedded derivative liability | Rand/USD spot price
Disclosure of financial instruments
Significant inputs | R / $	17.75	18.19
Convertible bond embedded derivative liability | Conversion price
Disclosure of financial instruments
Significant inputs | $ / shares	18.79	18.79
Convertible bond embedded derivative liability | Spot share price
Disclosure of financial instruments
Significant inputs | R / shares	78.76	138.1
Convertible bond embedded derivative liability | Observable bond market price
Disclosure of financial instruments
Significant inputs	0.9217	0.9042
Convertible bond embedded derivative liability | Credit spread
Disclosure of financial instruments
Significant inputs	0.0485	0.0372
Increase in significant input variable (as a percent)	1.00%	1.00%
Decrease in significant input variable (as a percent)	(1.00%)	(1.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (261)	R (364)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 7	R 59
Convertible bond embedded derivative liability | Volatility
Disclosure of financial instruments
Significant inputs	0.34	0.2139
Increase in significant input variable (as a percent)	5.00%	5.00%
Decrease in significant input variable (as a percent)	(5.00%)	(5.00%)
Increase/(decrease) in profit or loss from increase in significant input variable	R (12)	R (81)
Increase/(decrease) in profit or loss from decrease in significant input variable	R 6	R 45